Inventories	9 Months Ended
Sep. 30, 2023
Inventories [Abstract]
Inventories	Inventories

As at	September 30, 2023	December 31, 2022
Raw materials	$0.3	$5.8
Finished goods	2.5	1.8
Parts and tools	1.1	0.7
Total inventories	$3.9	$8.3

The cost of inventories recognized as an expense during the three and nine months ended September 30, 2023 was $6.8 million and $27.7 million, respectively (three and nine months ended September 30, 2022: $15.3 million and $24.4 million, respectively).
The inventory balances for raw materials and finished goods are adjusted to the lower of cost or net realizable value. For the three and nine months ended September 30, 2023, a reversal of prior period write down for raw materials inventory included in the Raw materials and supplies line was $1.3 million and $3.1 million, respectively (three and nine months ended September 30, 2022: write down of $7.1 million and write down of $6.9 million, respectively). For the three and nine months ended September 30, 2023, the write down included in the Change in finished goods inventory line was $1.3 million and $2.8 million, respectively (three and nine months ended September 30, 2022: $0.6 million and $0.7 million). Refer to Note 21 for additional details on commodity prices.